LAND USE RIGHTS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS, NET
Net	$ 0	$ 0
Amortization expenses	0	0	155
Land use rights
LAND USE RIGHTS, NET
Cost	16,053	15,201
Less: accumulated amortization	(535)	(427)
Net	15,518	14,774
Carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin	2,125	2,107
Amortization expenses	224	245	265
Estimated amortization expense of land use rights acquired
2014	170
2015	170
2016	170
2017	170
2018	$ 170